Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,226	$ 1,201
Work-in-process	340	339
Finished goods	470	425
Tooling and engineering	1,408	1,339
Inventory, net, total	$ 3,444	$ 3,304